Description of the business and summary of significant accounting policies - Additional details (Details) $ in Thousands, $ in Thousands	1 Months Ended			12 Months Ended
	Dec. 31, 2020 USD ($)	May 31, 2020	Apr. 30, 2020	Dec. 31, 2020 USD ($) item	Dec. 31, 2020 MXN ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 MXN ($)	Dec. 31, 2018 MXN ($)	Dec. 31, 2017 MXN ($)
IFRS Statement [Line Items]
Cash and cash equivalents.	$ 506,468			$ 506,468	$ 10,103,385	$ 400,025	$ 7,979,972	$ 5,862,942	$ 6,950,879
Covid [Member]
IFRS Statement [Line Items]
Maximum Reduction in Available Seat Miles		90.00%	80.00%
Percentage of Available Seat Miles	100.00%
Number Of Suppliers With Whom The Entity Negotiated Cost Reductions | item				360
Savings Through Cost Reductions And Deferral Agreements With Suppliers | $	$ 200,000			$ 200,000